Intangibles	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Intangibles [Abstract]
Intangibles

Note 7. Intangibles

Intangibles, net include the following at:

	December 31,	March 31,
	2025	2025
Software and game design	$2,578,050	$2,578,050
Trademarks	79,131	76,939
Website	137,070	137,070
	2,794,251	2,792,059
Less: accumulated amortization	(1,146,120)	(810,356)
Intangibles, net	$1,648,131	$1,981,703

Amortization expense for the nine months ended December 31, 2025 and 2024, was $335,764 and $205,553, respectively. Amortization expense for the three months ended December 31, 2025 and 2024, was $106,116 and $125,554, respectively.

Note 7. Intangibles

Intangible assets consist of the following as of:

	March 31, 2025	March 31, 2024
Assets in progress	$—	$1,817,436
Software and game design	2,578,050	515,328
Trademarks	76,939	69,734
Website	137,070	35,520
Customer list	—	5,000
	2,792,059	2,443,018
Less: accumulated amortization	(810,356)	(503,335)
	$1,981,703	$1,939,683

Intangible assets in progress at March 31, 2024, represent website costs incurred by the Company, for which amortization began upon the website launch in September 2024, and capitalized Omni One software costs, which were released for sale and placed in service in September 2024. For the years ended March 31, 2025 and 2024, the Company recorded amortization expense in the consolidated statements of operations of $312,020 and $82,803, respectively.

The carrying value of capitalized software costs is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the unamortized capitalized costs exceed the net realizable value of the software, which is defined as the estimated future gross revenue from the product less the estimated future costs of completing and disposing of that product.

Based on management’s evaluation, certain indicators of impairment were identified; however, the Company performed the required impairment tests and concluded that no impairment charges were necessary. Accordingly, no impairment charges were recorded during the years ended March 31, 2025 and 2024.